PROMISSORY NOTES (Details) - USD ($)	May 31, 2020	May 31, 2019	Mar. 31, 2018
Total promissory notes payable, gross	$ 6,500	$ 6,500	$ 6,500
Promissory Note [Member]
Dated March 31, 2018	6,500	6,500
Total promissory notes payable, gross	6,500	6,500
Less: current portion	0	0
Long-term promissory note payable	$ 6,500	$ 6,500